Defined Benefit Plans (Fair Value of Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	$ 1,057.0	$ 310.9
Actual return on plan assets:
Foreign currency translation adjustments	(91.1)	54.3
Fair value of plan assets at end of period	1,122.7	1,057.0
Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	161.2
Actual return on plan assets:
Gains relating to assets still held at year-end	14.6
Purchases, sales and settlements of investments, net	(1.2)
Foreign currency translation adjustments	(9.6)
Fair value of plan assets at end of period	$ 165.0	$ 161.2